Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross	$ 20,202	$ 20,202	$ 30,201
Accumulated Amortization			(3,619)
Net	$ 20,202	20,202	26,582
Domain name and Trade Mark [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross		20,202	30,201
Accumulated Amortization			(3,619)
Net		$ 20,202	$ 26,582